Financial Instruments - Financial and Other Risks - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Vessels [member]
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel	107	77
Time or bareboat chartered-in product tankers [member] | Vessels [member]
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel	19
Spot market rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of changes in spot rate used for sensitivity analysis | $	$ 1,000
Impact on operating income (loss) due to increase (decrease) in spot rate in sensitivity analysis | $	$ 36,600,000	$ 31,100,000	$ 31,400,000
Spot market rate risk [Member] | Time or bareboat chartered-in product tankers [member] | Vessels [member]
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel	5
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rates used for sensitivity analysis	1.00%	1.00%	1.00%
Impact on profit (loss) due to changes in interest rate in sensitivity analysis | $	$ 17,900,000	$ 14,800,000	$ 13,900,000